Share Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options exercised	0	0	1,051,717
Unvested share options held by employees	5,424,800
Incremental value related to modification in plan	$ 2,105
Non-vested share recognition period	2 years 1 month 24 days	2 years 10 months 10 days
Unrecognized compensation cost related to unvested share options	17,126	25,622
Cash received from the exercise of options under the share option plans			$ 4,745
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested share recognition period	3 years
Stock Incentive Plan 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under stock option plan	20,113,890
Stock Incentive Plan 2006 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted term	3 years
Share options granted vesting period	3 years
Stock Incentive Plan 2006 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted term	5 years
Share options granted vesting period	5 years